Cover page	Aug. 09, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 09, 2019
Entity Registrant Name	NATURAL HEALTH TRENDS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36849
Entity Tax Identification Number	59-2705336
Entity Address, Address Line One	Units 1205-07, 12F
Entity Address, Address Line Two	Mira Place Tower A
Entity Address, Address Line Three	132 Nathan Road
Entity Address, City or Town	Tsimshatsui
Entity Address, Country	HK
City Area Code	852
Local Phone Number	3107-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NHTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000912061
Amendment Flag	false